CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 85.5%
	APPAREL & TEXTILE PRODUCTS - 1.2%
42,775	Fila Holdings Corporation	$ 1,327,937

	ASSET MANAGEMENT - 3.1%
18,980	Amundi S.A.	1,164,850
35,241	DWS Group GmbH & Company KGaA	1,237,341
368,600	Man Group PLC	1,130,066
		3,532,257
	AUTOMOTIVE - 2.1%
72,400	Toyota Boshoku Corporation	1,320,897
82,300	TS Tech Company Ltd.	1,063,261
		2,384,158
	BEVERAGES - 1.8%
247,532	Coca-Cola Femsa S.A.B. de C.V.	2,085,730

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.2%
4,892	Biogen, Inc.(a)	1,321,769
240,150	H Lundbeck A/S	1,192,023
		2,513,792
	CHEMICALS - 5.3%
25,384	Covestro A.G.(a)	1,363,756
151,200	Nihon Parkerizing Company Ltd.	1,182,596
117,200	Nippon Kayaku Company Ltd.	1,081,623
5,426	Soulbrain Company Ltd.	1,158,580
136,900	Toagosei Company Ltd.	1,298,393
		6,084,948
	COMMERCIAL SUPPORT SERVICES - 2.9%
74,828	Healthcare Services Group, Inc.	943,581
18,400	Secom Company Ltd.	1,234,695
195,500	Sohgo Security Services Company Ltd.	1,195,245
		3,373,521
	ELECTRIC UTILITIES - 1.2%
179,000	CPFL Energia S.A.	1,360,878

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 85.5% (Continued)
	ELECTRICAL EQUIPMENT - 2.3%
2,496	dormakaba Holding A.G.	$ 1,216,922
69,200	Japan Aviation Electronics Industry Ltd.	1,405,465
		2,622,387
	ENGINEERING & CONSTRUCTION - 2.4%
82,100	JGC Holdings Corporation	1,151,055
177,300	Kandenko Company Ltd.	1,555,182
		2,706,237
	ENTERTAINMENT CONTENT - 0.9%
52,500	Mixi, Inc.	991,609

	FOOD - 2.0%
1,025,900	First Resources Ltd.	1,165,659
12,783	Orion Corporation	1,135,519
		2,301,178
	GAS & WATER UTILITIES - 1.6%
422,200	Cia de Saneamento de Minas Gerais-COPASA	1,803,587

	HEALTH CARE FACILITIES & SERVICES - 0.9%
17,881	National HealthCare Corporation	1,055,337

	HOME & OFFICE PRODUCTS - 1.4%
108,800	Okamura Corporation	1,561,105

	HOME CONSTRUCTION - 3.0%
47,100	Nichiha Corporation	1,083,509
178,191	Redrow PLC	1,184,688
773,258	Taylor Wimpey PLC	1,135,124
		3,403,321
	HOUSEHOLD PRODUCTS - 2.0%
49,500	Duskin Company Ltd.	1,117,565
15,850	Henkel A.G. & Company KGaA	1,223,227
		2,340,792

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 85.5% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
2,138,000	Hartalega Holdings Bhd	$ 1,043,743

	INDUSTRIAL SUPPORT SERVICES - 1.1%
41,215	LX International Corporation	1,240,835

	LEISURE FACILITIES & SERVICES - 1.4%
37,600	Sankyo Company Ltd.	1,590,495

	MACHINERY - 2.3%
25,600	OKUMA Corporation	1,298,661
150,700	Yamazen Corporation	1,282,213
		2,580,874
	METALS & MINING - 5.3%
554,500	China Shenhua Energy Company Ltd., Class H	1,662,056
1,475,800	CSN Mineracao S.A.	1,388,849
103,935	Gold Fields Ltd.	1,612,349
306,400	Sandfire Resources Ltd.(a)	1,400,491
		6,063,745
	OIL & GAS PRODUCERS - 4.8%
390,900	Enauta Participacoes S.A.	1,148,247
3,663,820	Oil Refineries Ltd.	1,171,141
382,000	Ultrapar Participacoes S.A.	1,526,029
760,836	Viva Energy Group Ltd.	1,614,028
		5,459,445
	PUBLISHING & BROADCASTING - 1.2%
328,440	Atresmedia Corporacion de Medios de Comunicacion S.A.	1,361,616

	RETAIL - CONSUMER STAPLES - 2.4%
71,200	Arcs Company Ltd.	1,242,302
20,400	Tsuruha Holdings, Inc.	1,566,600
		2,808,902
	RETAIL - DISCRETIONARY - 7.1%
46,060	Abercrombie & Fitch Company, Class A(a)	1,824,437
27,936,700	Ace Hardware Indonesia Tbk P.T.	1,334,313

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 85.5% (Continued)
	RETAIL - DISCRETIONARY - 7.1% (Continued)
69,600	Adastria Company Ltd.	$ 1,418,554
108,000	Autobacs Seven Company Ltd.	1,185,841
117,700	EDION Corporation	1,210,197
54,600	Komeri Company Ltd.	1,144,405
		8,117,747
	SEMICONDUCTORS - 3.6%
35,236	Intel Corporation	1,260,392
523,000	Nanya Technology Corporation	1,204,122
59,916	Vishay Intertechnology, Inc.	1,686,635
		4,151,149
	SPECIALTY FINANCE - 2.8%
50,129	PROG Holdings, Inc.(a)	2,034,235
32,700	Synchrony Financial	1,129,458
		3,163,693
	STEEL - 7.5%
107,300	Acerinox S.A.	1,129,721
215,790	Gerdau S.A.	1,336,195
50,400	Maruichi Steel Tube Ltd.	1,194,504
486,600	Metalurgica Gerdau S.A.	1,411,866
218,622	Outokumpu OYJ	1,131,204
200,643	SSAB A.B.	1,273,144
735,900	Usinas Siderurgicas de Minas Gerais S.A. Usiminas	1,122,074
		8,598,708
	TECHNOLOGY HARDWARE - 0.9%
172,800	VTech Holdings Ltd.	1,077,645

	TECHNOLOGY SERVICES - 0.7%
415,650	Serco Group PLC	828,403

	TELECOMMUNICATIONS - 1.1%
412,600	TIM S.A.	1,246,892

	TOBACCO & CANNABIS - 2.1%
684,300	Gudang Garam Tbk P.T.	1,266,503

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 85.5% (Continued)
	TOBACCO & CANNABIS - 2.1% (Continued)
49,800	Japan Tobacco, Inc.	$ 1,105,011
		2,371,514
	TRANSPORTATION & LOGISTICS – 3.0%
7,640	Hyundai Glovis Company Ltd.	1,042,626
47,400	Kamigumi Company Ltd.	1,099,474
376,260	Royal Mail PLC	1,285,319
		3,427,419
	WHOLESALE - CONSUMER STAPLES - 1.0%
40,700	Kato Sangyo Company Ltd.	1,116,699

	TOTAL COMMON STOCKS (Cost $86,650,798)	97,698,298

	TOTAL INVESTMENTS - 85.5% (Cost $86,650,798)	$ 97,698,298
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.5%	16,525,195
	NET ASSETS - 100.0%	$ 114,223,493

S.A.	- Société Anonyme
PLC	- Public Limited Company
Ltd.	- Limited Company
A/S	- Anonim Sirketi
P.T.	- Perseroan Terbatas
OYJ	- Julkinen osakeyhtiö

(a)	Non-income producing security.